Schedule of Indemnified Loans Risk Rating (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Grand total		$ 55,646,653
Risk Rate Three [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Grand total		10,100,000
Risk Rate Four [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Grand total		3,431,640
Risk Rate Five [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Grand total		28,115,013
Risk Rate Six [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Grand total		10,900,000
Risk Rate Seven [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Grand total		$ 3,100,000